Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 1,589	¥ 1,717	¥ 2,296
Indefinite-lived intangibles	10,068	9,345
Depreciation and amortization	61,424	59,524	63,846
Information processing and communications [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	48,893	46,111	49,343
Occupancy and related depreciation [Member]
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	¥ 12,531	¥ 13,412	¥ 14,503